Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 4. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

		December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

		December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Level 1 instruments consisted of U.S. Government treasury securities, U.S. Government money market funds, and mutual funds because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary.
Level 3 instruments consisted of the Company’s
Pay-to-Play
Convertible Notes (“P2P Notes”), the 2023 Convertible Notes, and warrant liabilities comprised of the Company’s Series D Shadow preferred stock warrants, Series
D-2
Shadow preferred stock warrants, the warrants issued with the P2P Notes and the 2023 Convertible Notes, and the pre-funded
common stock warrants (see Notes 7 and 8). The Company has elected to apply the fair value option to measure all convertible notes due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement of the Company’s outstanding convertible notes and warrant liabilities (see Notes 7 and 8) are reflected in the change in fair value of convertible notes and change in fair value of warrant liabilities in the consolidated statements of operations.
The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340

The Company’s convertible notes and related warrants were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.
There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023. Certain existing investors invested in P2P Notes during the year ended December 31, 2023, and accordingly, their common stock warrants were converted into Series D Shadow preferred stock warrants and reclassified as warrant liabilities (see Notes 7, 8 and 13).
Effective with the Merger on January 13, 2025, all outstanding convertible notes and outstanding warrant liabilities were converted (see Note 1).

BURTECH ACQUISITION CORP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

		Quoted Prices	Significant Other	Significant Other
	As of December 31,	in Active Markets	Observable Inputs	Unobservable Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Accounts	$47,558,112	$47,558,112	$—	$—
Liabilities:
Derivative liability - Non-Redemption Agreement	1,084,963	—	—	1,084,963

		Quoted Prices	Significant Other	Significant Other
	As of December 31,	in Active Markets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market Funds held in Trust Accounts	$71,432,177	$71,432,177	$—	$—
The Backstop Subscription Agreement was valued using a Probability Weighted Expected Return Model (“PWERM”). The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The estimated fair value of the Backstop Subscription Agreement liability was determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the Backstop Subscription Agreement. The expected life of the Backstop Subscription Agreement is assumed to be equivalent to its remaining contractual term. The initial fair value of the Backstop Subscription Agreement as of April 22, 2024, was $361,124. The Backstop Subscription Agreement was waived at the execution of the
Non-Redemption
Agreements on December 31, 2024, as such the fair value of the Backstop Subscription Agreement as of December 31, 2024 was nil. The two transactions netted together to result in a net change in fair value of the Backstop Subscription Agreement of nil for the year ended December 31, 2024.
The key inputs of the models used to value the Company’s Backstop Subscription Agreement were as follows:

Initial
Measurement(1)
Stock price	$11.05
Risk-free rate	5.4%
Weighted-average expected life (in years)	0.5
Market implied likelihood of Initial Business Combination	10.4%

(2)	The initial measurement date of the Back-Stop Agreement was April 22, 2024. As the Back-Stop Agreement was waived on December 31, 2024, no remeasurement was required as of December 31, 2024.
The
Non-Redemption
Agreement is valued using a Monte Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the
Non-Redemption
Agreement is equity volatility, and debt rate. The initial fair value of the
Non-Redemption
Agreement as of December 31, 2024, was $1,084,963.
The key inputs of the models used to value the Company’s
Non-Redemption
Agreement were as follows:

Initial
Measurement(1)
Stock price	$15.00
Volatility	118.2%
Risk-free rate	4.2%
Debt rate	11.8%
Weighted-average expected life (in years)	0.5

(1)	The initial measurement date of the Non-Redemption Agreement was December 31, 2024, as such, no remeasurement was required as of December 31, 2024.
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the year ended December 31, 2024:

	Subscription Purchase	Non-Redemption
	Agreement	Agreement
Balance as of December 31, 2023	$—	$—
Initial Measurement on April 22, 2024	361,124	—
Initial Measurement on December 31, 2024	—	1,084,963
Change in estimated fair value	(361,124)	—

Balance as of December 31, 2024	$—	$1,084,963